Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.50%
Innovator Equity Dual Directional 10 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $549.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Equity Dual Directional 10 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator Equity Dual Directional 10 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator Equity Dual Directional 10 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.20%)